RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 2,195	$ 445
Changes In Estimates	0	1,615
Unwinding Of Discount Related To Continuing Operations	51	49
Effect Of Movements In Exchange Rates	18	86
Balance At End Of The Year	$ 2,264	$ 2,195